Other Operating (Income) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Operating (Income) Expense [Abstract]
Loss (gain) on sale or disposal of assets	$ (8.0)	$ (4.8)	$ 3.9
Casualty (gain) loss	(0.2)	0.1	4.3
Miscellaneous business tax	0.5	0.4	0.7
Other	0.6	1.3	0.7
Total other operating (income) expense	$ (7.1)	$ (3.0)	$ 9.6